PIA SHORT-TERM SECURITIES FUND
Schedule of Investments February 28, 2021 (Unaudited)

Principal
Amount/Shares			Value
	ASSET-BACKED SECURITIES	0.5%
	Other Asset-Backed Securities
	ACC Trust, Series 2019-1, Class A
$100,775	3.75%, due 5/20/22 (a)		$101,226
	New York City Tax Lien, Series 2019-A, Class A
761,065	2.19%, due 11/10/32 (a) (e)		764,414
	Total Asset-Backed Securities (cost $861,763)		865,640

	CORPORATE BONDS	67.5%
	Aerospace and Defense	0.6%
	General Dynamics Corp.
950,000	0.583% (3 Month LIBOR USD + 0.380%), due 5/11/21 (c)		950,742
	Agricultural Chemicals	0.3%
	Nutrien Ltd.
500,000	1.90%, due 5/13/23		516,053
	Banks	12.7%
	Bank of Montreal
1,000,000	0.685% (3 Month LIBOR USD + 0.460%), due 4/13/21 (c)		1,000,593
	Bank of New York Mellon Corp.
1,000,000	1.95%, due 8/23/22		1,025,950
	Canadian Imperial Bank of Commerce
1,000,000	0.483% (SOFR + 0.400%), due 12/14/23 (c)		1,003,467
	DBS Group Holdings Ltd.
1,000,000	2.85%, due 4/16/22 (a)		1,027,683
	Goldman Sachs Group, Inc.
5,000,000	0.459% (SOFR + 0.410%), due 1/27/23 (c)		5,005,989
	KeyBank NA
500,000	3.30%, due 2/1/22		513,888
	Mitsubishi UFJ Financial Group, Inc.
2,000,000	2.623%, due 7/18/22		2,062,605
	MUFG Union Bank NA
500,000	3.15%, due 4/1/22		514,105
	National Bank of Canada
1,000,000	0.90% (1 Year CMT Rate + 0.770%), due 8/15/23 (c)		1,007,364
	PNC Bank NA
500,000	2.232% (3 Month LIBOR USD + 0.440%), due 7/22/22 (c)		503,909
	Royal Bank of Canada
1,000,000	0.602% (3 Month LIBOR USD + 0.390%), due 4/30/21 (c)		1,000,664
2,000,000	0.50%, due 10/26/23		2,004,006
	Synchrony Financial
500,000	2.85%, due 7/25/22		515,059
	Toronto-Dominion Bank
500,000	0.75%, due 6/12/23		504,717
	Truist Bank
2,000,000	1.25%, due 3/9/23		2,035,642
	Wells Fargo Bank NA
2,000,000	2.082% (3 Month LIBOR USD + 0.650%), due 9/9/22 (c)		2,018,441
			21,744,082
	Beverages	0.2%
	PepsiCo, Inc.
300,000	0.40%, due 10/7/23		301,111
	Biotechnology	1.8%
	Gilead Sciences, Inc.
3,000,000	0.75%, due 9/29/23		3,005,455
	Chemicals	0.9%
	DuPont de Nemours, Inc.
500,000	2.169%, due 5/1/23		502,406
	LYB International Finance III LLC
1,000,000	1.238% (3 Month LIBOR USD + 1.000%), due 10/1/23 (c)		1,003,564
			1,505,970
	Commercial Finance	1.4%
	Aviation Capital Group LLC
2,000,000	1.141% (3 Month LIBOR USD + 0.950%), due 6/1/21 (a) (c)		1,998,595
500,000	0.882% (3 Month LIBOR USD + 0.670%), due 7/30/21 (a) (c)		499,490
			2,498,085
	Computers	0.3%
	Apple, Inc.
570,000	0.75%, due 5/11/23		575,159
	Construction Machinery	1.0%
	John Deere Capital Corp.
1,700,000	2.30%, due 6/7/21		1,709,494
	Consumer Finance	0.6%
	American Express Co.
1,000,000	0.717% (3 Month LIBOR USD + 0.525%), due 5/17/21 (c)		1,000,624
	Containers and Packaging	0.6%
	Berry Global, Inc.
1,000,000	0.95%, due 2/15/24 (a)		1,001,045
	Depository Credit Intermediation	0.9%
	Bank of Montreal
1,515,000	0.413% (SOFR + 0.350%), due 12/8/23 (c)		1,518,846
	Diversified Financial Services	2.4%
	Blackstone Secured Lending Fund
2,000,000	3.65%, due 7/14/23 (a)		2,092,322
	Intercontinental Exchange, Inc.
1,000,000	0.70%, due 6/15/23		1,006,461
	Nasdaq, Inc.
1,000,000	0.445%, due 12/21/22		1,000,407
			4,099,190
	Diversified Manufacturing	1.5%
	Honeywell International, Inc.
500,000	2.15%, due 8/8/22		513,193
2,000,000	0.483%, due 8/19/22		2,002,388
			2,515,581
	Electric - Integrated	8.7%
	American Electric Power Co., Inc.
2,000,000	0.685% (3 Month LIBOR USD + 0.480%), due 11/1/23 (c)		2,002,990
	Dominion Energy, Inc.
2,843,000	2.715%, due 8/15/21 (d)		2,873,204
	DTE Energy Co.
435,000	0.55%, due 11/1/22		436,056
	Florida Power & Light Co.
2,000,000	0.599% (3 Month LIBOR USD + 0.380%), due 7/28/23 (c)		2,000,089
	Georgia Power Co.
1,000,000	2.10%, due 7/30/23		1,039,893
	NextEra Energy Capital Holdings, Inc.
1,000,000	2.403%, due 9/1/21		1,010,826
	Pacific Gas and Electric Co.
5,000,000	1.75%, due 6/16/22		5,013,392
	Xcel Energy, Inc.
500,000	0.50%, due 10/15/23		500,967
			14,877,417
	Electric Power Generation, Transmission and Distribution	0.3%
	CenterPoint Energy Resources Corp.
500,000	0.7%, due 3/2/23		499,515
	Electronics	0.3%
	Roper Technologies, Inc.
500,000	0.45%, due 8/15/22		500,749
	Financial Services	4.7%
	Ameriprise Financial, Inc.
1,000,000	3.00%, due 3/22/22		1,028,627
	Ares Capital Corp.
3,847,000	3.50%, due 2/10/23		4,037,105
	Charles Schwab Corp.
1,000,000	0.502% (3 Month LIBOR USD + 0.320%), due 5/21/21 (c)		1,000,495
	TD Ameritrade Holding Corp.
1,000,000	0.635% (3 Month LIBOR USD + 0.430%), due 11/1/21 (c)		1,002,355
	USAA Capital Corp.
1,000,000	2.625%, due 6/1/21 (a)		1,006,054
			8,074,636
	Food and Beverage	0.9%
	Campbell Soup Co.
500,000	0.847% (3 Month LIBOR USD + 0.630%), due 3/15/21 (c)		500,100
	General Mills, Inc.
500,000	0.763% (3 Month LIBOR USD + 0.540%), due 4/16/21 (c)		500,331
	Mondelez International, Inc.
500,000	0.625%, due 7/1/22		501,964
			1,502,395
	Food Miscellaneous	1.2%
	Nestle Holdings, Inc.
2,000,000	0.375%, due 1/15/24 (a)		1,992,572
	Gas Distribution	1.7%
	Southern California Gas Co.
3,000,000	0.534% (3 Month LIBOR USD + 0.350%), due 9/14/23 (c)		3,000,670
	Health and Personal Care Stores	0.3%
	CVS Health Corp.
500,000	0.950% (3 Month LIBOR USD + 0.720%), due 3/9/21 (c)		500,076
	Investment Companies	3.0%
	Golub Capital BDC, Inc.
5,000,000	3.375%, due 4/15/24		5,208,000
	Mass Merchants	0.6%
	Walmart, Inc.
1,000,000	0.475% (3 Month LIBOR USD + 0.230%), due 6/23/21 (c)		1,000,833
	Media	0.6%
	Fox Corp.
1,000,000	3.666%, due 1/25/22		1,030,060
	Nondepository Credit Intermediation	1.2%
	Caterpillar Financial Services Corp.
2,000,000	0.45%, due 9/14/23		2,002,524
	Oil and Gas	1.3%
	Chevron USA, Inc.
1,500,000	3.90%, due 11/15/24		1,662,253
	Pioneer Natural Resources Co.
500,000	0.75%, due 1/15/24		498,456
			2,160,709
	Oil Refining and Marketing	5.0%
	Phillips 66
5,000,000	0.814% (3 Month LIBOR USD + 0.620%), due 2/15/24 (c)		5,012,443
	Valero Energy Corp.
2,500,000	1.334% (3 Month LIBOR USD + 1.150%), due 9/15/23 (c)		2,510,443
1,000,000	1.20%, due 3/15/24		1,007,280
			8,530,166
	Pharmaceuticals	5.0%
	AbbVie, Inc.
1,000,000	2.30%, due 11/21/22		1,032,310
	Bayer US Finance II LLC
1,000,000	0.881% (3 Month LIBOR USD + 0.630%), due 6/25/21 (a) (c)		1,001,434
	BristolMyers Squibb Co.
2,000,000	2.60%, due 5/16/22		2,056,107
	GlaxoSmithKline Capital Plc
2,000,000	0.544% (3 Month LIBOR USD + 0.350%), due 5/14/21 (c)		2,001,481
500,000	0.534%, due 10/1/23		501,057
	Viatris, Inc.
2,000,000	1.125%, due 6/22/22 (a)		2,017,555
			8,609,944
	Pipelines	0.7%
	Enbridge, Inc.
450,000	0.460% (SOFR + 0.400%), due 2/17/23 (c)		451,096
	Gray Oak Pipeline LLC
700,000	2.00%, due 9/15/23 (a)		710,840
			1,161,936
	Railroad	0.3%
	Union Pacific Corp.
500,000	2.95%, due 3/1/22		513,550
	Retail	1.2%
	7Eleven, Inc.
2,000,000	0.80%, due 2/10/24 (a)		2,000,767
	Software and Services	0.3%
	Equifax, Inc.
500,000	1.064% (3 Month LIBOR USD + 0.870%), due 8/15/21 (c)		501,621
	Technology	1.2%
	PayPal Holdings, Inc.
2,000,000	2.20%, due 9/26/22		2,057,101
	Tobacco	0.6%
	Philip Morris International, Inc.
1,000,000	1.125%, due 5/1/23		1,016,372
	Transportation & Logistics	0.9%
	Ryder System, Inc.
1,000,000	2.875%, due 6/1/22		1,028,395
	United Parcel Service, Inc.
500,000	2.05%, due 4/1/21		500,739
			1,529,134
	Travel & Lodging	0.6%
	Marriott International
1,000,000	0.876% (3 Month LIBOR USD + 0.650%), due 3/8/21 (c)		1,000,066
	Utilities	1.7%
	Consolidated Edison Co. of New York, Inc.
2,000,000	0.651% (3 Month LIBOR USD + 0.400%), due 6/25/21 (c)		2,002,530
	Consolidated Edison, Inc.
950,000	0.65%, due 12/1/23		951,030
			2,953,560
	Total Corporate Bonds (cost $113,965,584)		115,165,810

	MORTGAGE-BACKED SECURITIES	14.4%
	Commercial Mortgage-Backed Securities	6.7%
	Cold Storage Trust
6,389,438	1.006% (1 Month LIBOR USD + 0.900%), due 11/15/37, Series 2020-ICE5, Class A (a) (c)		6,411,759
	GS Mortgage Securities Corp Trust 2019SOHO
3,000,000	1.006% (1 Month LIBOR USD + 0.900%), due 6/15/36, Series 2019-SOHO, Class A (a) (c)		3,006,284
2,000,000	2.106% (1 Month LIBOR USD + 2.000%), due 11/15/37, Series 2020-TWN3, Class A (a) (c)		2,014,681
			11,432,724
	U.S. Government Agencies
	FHLMC ARM Pool (c)	7.7%
45	2.713% (1 Year CMT Rate + 2.387%), due 2/1/22, #845113		45
2,302	2.874% (1 Year CMT Rate + 1.874%), due 10/1/22, #635206		2,310
211	3.677% (1 Year CMT Rate + 2.279%), due 6/1/23, #845755		211
56,845	2.401% (1 Year CMT Rate + 2.276%), due 1/1/25, #785726		56,963
105,756	2.375% (1 Year CMT Rate + 2.250%), due 10/1/34, #782784		113,063
25,163	3.191% (12 Month LIBOR USD + 1.873%), due 4/1/36, #847671		26,753
	FHLMC Pool
49,457	5.00%, due 10/1/38, #G04832		57,534
766,043	3.50%, due 8/1/49, #SD8005		811,008
1,293,467	3.50%, due 9/1/49, #SD8011		1,369,466
2,349,739	3.50%, due 10/1/49, #SD8017		2,488,125
	FNMA ARM Pool (c)
9,833	2.415% (6 Month LIBOR USD + 2.165%), due 7/1/25, #555206		9,801
63,299	3.271% (1 Year CMT Rate + 2.165%), due 4/1/30, #562912		63,064
67,926	2.041% (12 Month LIBOR USD + 1.541%), due 10/1/33, #743454		68,443
223,089	2.125% (12 Month LIBOR USD + 1.750%), due 11/1/33, #755253		224,094
296,777	2.692% (1 Year CMT Rate + 2.295%), due 5/1/34, #AC5719		298,015
73,915	2.481% (12 Month LIBOR USD + 1.606%), due 7/1/34, #779693		74,164
46,254	1.872% (12 Month LIBOR USD + 1.410%), due 10/1/34, #795136		48,361
221,985	1.982% (12 Month LIBOR USD + 1.590%), due 1/1/36, #849264		222,939
186,570	2.23% (12 Month LIBOR USD + 1.730%), due 1/1/37, #906389		187,226
38,035	2.28% (12 Month LIBOR USD + 1.905%), due 3/1/37, #907868		38,074
223,085	2.39% (12 Month LIBOR USD + 2.015%), due 11/1/37, #953653		222,935
	FNMA Pool
146,601	5.00%, due 6/1/40, #AD5479		169,722
18,128	4.00%, due 11/1/41, #AJ3797		19,990
2,389,342	3.50%, due 1/1/49, #BN8491		2,539,969
194,117	3.50%, due 2/1/49, #MA3597		205,944
1,108,627	3.50%, due 6/1/49, #MA3686		1,174,533
169,603	3.50%, due 7/1/49, #MA3692		179,700
2,366,006	3.50%, due 12/1/49, #MA3872		2,506,947
			13,179,399
	Total Mortgage-Backed Securities (cost $24,252,006)		24,612,123

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	11.7%
	U.S. Treasury Note
5,000,000	1.625%, due 8/15/22		5,108,789
5,000,000	1.625%, due 11/15/22		5,126,758
9,500,000	1.625%, due 12/15/22		9,752,343
	Total U.S. Government Agencies & Instrumentalities (cost $19,904,709)		19,987,890

	SHORT-TERM INVESTMENTS	5.9%
	Money Market Fund	0.9%
1,589,952	Fidelity Institutional Money Market Government Portfolio Class I, 0.01% (b)		1,589,952
	U.S. Treasury Bill	5.0%
8,500,000	0.051%, due 8/12/21 (e)		8,498,161
	Total Short-Term Investments (cost $10,087,996)		10,088,113

	Total Investments (cost $169,072,058)	100.0%	170,719,576
	Liabilities less Other Assets	(0.0)%	(50,721)
	TOTAL NET ASSETS	100.0%	$170,668,855

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." As of February 28, 2021, the value of these investments was $27,646,721 or 16.20% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of February 28, 2021.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of February 28, 2021.
(d)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter.
	The interest rate shown is the rate in effect as of February 28, 2021, and remains in effect
	until the bonds maturity date.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
	Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
	As of February 28, 2021, the total value of fair valued securities was $764,414 or 0.45% of total net assets.
	ARM - Adjustable Rate Mortgage
	CMT - Constant Maturity Treasury
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	LIBOR - London Interbank Offered Rate
	SOFR - Secured Overnight Financing Rate

PIA Short-Term Securities Fund
Summary of Fair Value Disclosure at February 28, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2021:

PIA Short-Term Securities Fund	Level 1	Level 2	Level 3	Total

Fixed Income
Asset-Backed Securities	$-	$101,226	$764,414	$865,640
Corporate Bonds	-	115,165,810	-	115,165,810
Mortgage-Backed Securities	-	24,612,123	-	24,612,123
U.S. Government Agencies and Instrumentalities	-	19,987,890	-	19,987,890
Total Fixed Income	-	159,867,049	764,414	160,631,463
Money Market Fund	1,589,952	-	-	1,589,952
U.S. Treasury Bills	-	8,498,161	-	8,498,161
Total Investments	$1,589,952	$168,365,210	$764,414	$170,719,576

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

Level 3 Reconciliation Disclosure

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2020	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3	$764,414
Balance as of February 28, 2021	$764,414

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at February 28, 2021, and still classified as Level 3 was $0.